Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
12	LEASES

Operating leases

The Group leases properties and other equipment that are classified as operating leases. The majority of the Group’s operating leases expire at various dates though 2036.

Future minimum operating lease payments as of December 31, 2022 and 2021 are summarized as follow:

December 31, 2021
2022	8,300
2023	8,300
2024	11,578
2025	11,677
2026	11,778
Thereafter	42,472
Total	94,105

December 31, 2022
2023	9,630
2024	4,350
2025	4,350
2026	4,350
2027	4,350
Thereafter	38,100
Total	65,130

Rental expenses were approximately RMB243, RMB2,148, and RMB5,243 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group did not sublease any of its operating leases for the years presented.